Other Operating Revenue Gain on Sale of Oil and Gas Properties (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage			$ 5,371,788			$ 592,702	$ 34,667
Other operating revenue - gain on sale of oil and gas properties	1,768,521		3,004,721			402,901	34,467
Contingent payment	78,300		78,300
Proceeds From Sale Of Non Operated Leased Acreage	1,768,521		3,004,721
Oil and gas revenue	976,373	43,725	1,762,197	114,444	1,421,915	65,881	16,543
Total revenues	2,744,894	43,725	4,766,918	114,444	1,421,915	468,782	51,010
Arabella LLC
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage	2,924,854		5,044,054
Other operating revenue - gain on sale of oil and gas properties	1,722,123		2,958,323
Contingent payment	78,300		78,300
Proceeds From Sale Of Non Operated Leased Acreage	327,734
Oil and gas revenue	46,398
Total revenues	$ 3,252,588		$ 5,371,788